Summary of Principal Accounting Policies (Details) - Schedule of Intangible Assets Have Estimated Useful Lives	Jun. 30, 2023	Sep. 30, 2008
Summary of Principal Accounting Policies (Details) - Schedule of Intangible Assets Have Estimated Useful Lives [Line Items]
Software		10 years
Minimum [Member]
Summary of Principal Accounting Policies (Details) - Schedule of Intangible Assets Have Estimated Useful Lives [Line Items]
Software	5 years